Annual Total Returns - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 09, 2014
VIP Floating Rate High Income Portfolio - Initial Class
Bar Chart Table:
Annual Return 2015	(0.09%)
Annual Return 2016	9.18%
Annual Return 2017	3.81%
Annual Return 2018	(0.16%)
Annual Return 2019	8.79%
Annual Return 2020	2.82%
Annual Return 2021	5.21%
Annual Return 2022	(0.52%)
Annual Return 2023	12.29%